E. LOANS, Impaired Loans Allowance (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
With no related allowance, Recorded Investment	$ 11,347	$ 8,557	$ 11,347	$ 8,557	$ 11,304
With no related allowance, Unpaid Principal Balance	12,656	9,874	12,656	9,874	12,589
With no related allowance recorded, Related Allowance	0	0	0	0	0
With no related allowance, Average Recorded Investment	11,689	8,758	11,378	13,118	11,834
With no related allowance, Income Recognized	101	151	665	393	475
With an allowance recorded, Recorded Investment	5,795	9,776	5,795	9,776	7,653
With an allowance recorded, Unpaid Principal Balance	5,604	9,624	5,604	9,624	7,917
With an allowance recorded, Related Allowance	626	872	626	872	757
With an allowance recorded, Average Impaired Balance	5,770	9,834	5,814	9,853	7,934
With an allowance recorded, Income Recognized	30	93	152	297	316
Recorded Investment	17,142	18,333	17,142	18,333	18,957
Unpaid Principal Balance	18,260	19,498	18,260	19,498	20,506
Related Allowance	626	872	626	872	757
Average Recorded Investment	17,459	18,593	17,192	22,971	19,768
Income Recognized	131	244	817	690	791
Commercial real estate
With no related allowance, Recorded Investment	8,554	4,392	8,554	4,392	8,169
With no related allowance, Unpaid Principal Balance	9,676	5,271	9,676	5,271	9,271
With no related allowance recorded, Related Allowance	0	0	0	0	0
With no related allowance, Average Recorded Investment	8,449	4,402	8,637	4,867	8,379
With no related allowance, Income Recognized	95	92	520	217	282
With an allowance recorded, Recorded Investment	1,660	5,109	1,660	5,109	2,634
With an allowance recorded, Unpaid Principal Balance	1,660	5,113	1,660	5,113	2,638
With an allowance recorded, Related Allowance	72	126	72	126	96
With an allowance recorded, Average Impaired Balance	1,664	5,121	1,675	5,162	2,664
With an allowance recorded, Income Recognized	17	66	68	196	160
Recorded Investment	10,214	9,501	10,214	9,501	10,803
Unpaid Principal Balance	11,336	10,384	11,336	10,384	11,909
Related Allowance	72	126	72	126	96
Average Recorded Investment	10,113	9,523	10,312	10,029	11,043
Income Recognized	112	158	588	413	442
Commercial real estate construction
With no related allowance, Recorded Investment	2,072	2,162	2,072	2,162	2,154
With no related allowance, Unpaid Principal Balance	2,259	2,345	2,259	2,345	2,337
With no related allowance recorded, Related Allowance	0	0	0	0	0
With no related allowance, Average Recorded Investment	2,090	2,341	2,118	2,359	2,264
With no related allowance, Income Recognized	0	32	104	100	130
Recorded Investment	2,072	2,162	2,072	2,162	2,154
Unpaid Principal Balance	2,259	2,345	2,259	2,345	2,337
Related Allowance	0	0	0	0	0
Average Recorded Investment	2,090	2,341	2,118	2,359	2,264
Income Recognized	0	32	104	100	130
Real Estate 1 to 4 family
With no related allowance, Recorded Investment	605	1,475	605	1,475	457
With no related allowance, Unpaid Principal Balance	605	1,476	605	1,476	457
With no related allowance recorded, Related Allowance	0	0	0	0	0
With no related allowance, Average Recorded Investment	834	1,479	303	1,482	460
With no related allowance, Income Recognized	0	18	21	49	36
With an allowance recorded, Recorded Investment	3,015	3,382	3,015	3,382	3,761
With an allowance recorded, Unpaid Principal Balance	2,618	2,972	2,618	2,972	3,782
With an allowance recorded, Related Allowance	453	522	453	522	479
With an allowance recorded, Average Impaired Balance	3,019	3,374	3,032	3,202	3,786
With an allowance recorded, Income Recognized	13	27	80	96	149
Recorded Investment	3,620	4,857	3,620	4,857	4,218
Unpaid Principal Balance	3,223	4,448	3,223	4,448	4,239
Related Allowance	453	522	453	522	479
Average Recorded Investment	3,853	4,853	3,335	4,684	4,246
Income Recognized	13	45	101	145	185
Commercial and industrial
With no related allowance, Recorded Investment	116	528	116	528	524
With no related allowance, Unpaid Principal Balance	116	782	116	782	524
With no related allowance recorded, Related Allowance	0	0	0	0	0
With no related allowance, Average Recorded Investment	316	537	320	4,410	731
With no related allowance, Income Recognized	6	9	20	27	27
With an allowance recorded, Recorded Investment	1,120	1,285	1,120	1,285	1,258
With an allowance recorded, Unpaid Principal Balance	1,326	1,539	1,326	1,539	1,497
With an allowance recorded, Related Allowance	101	224	101	224	182
With an allowance recorded, Average Impaired Balance	1,087	1,339	1,107	1,489	1,484
With an allowance recorded, Income Recognized	0	0	4	5	7
Recorded Investment	1,236	1,813	1,236	1,813	1,782
Unpaid Principal Balance	1,442	2,321	1,442	2,321	2,021
Related Allowance	101	224	101	224	182
Average Recorded Investment	1,403	1,876	1,427	5,899	2,215
Income Recognized	$ 6	$ 9	$ 24	$ 32	$ 34